AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2040 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2040 approaches, and thereafter current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 299 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Retirement 2040 Fund		A	C	R	Class T	R6	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	2.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Retirement 2040 Fund		A	C	R	Class T	R6	P	Administrative
Advisory Fees		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution Fee and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	0.25%
Other Expenses	[1]	0.30%	0.30%	0.30%	0.30%	0.05%	0.15%	0.15%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.36%	1.11%	0.61%	0.71%	0.96%
Expense Reductions	[2]	(0.16%)	(0.16%)	(0.06%)	(0.16%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.95%	1.70%	1.30%	0.95%	0.55%	0.65%	0.90%
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") pursuant to an Administration Agreement between AllianzGI U.S. and the Trust.
[2]	AllianzGI U.S. has contractually agreed, until January 31, 2020, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.30% for Class R shares, 0.95% for Class T shares, 0.55% for Class R6 shares, 0.65% for Class P shares and 0.90% for Administrative Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Retirement 2040 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	642	836	1,082	1,784
C	273	536	959	2,138
R	132	412	727	1,619
Class T	345	545	799	1,524
R6	56	176	321	744
P	66	208	376	865
Administrative	92	287	512	1,161

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Retirement 2040 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	642	836	1,082	1,784
C	173	536	959	2,138
R	132	412	727	1,619
Class T	345	545	799	1,524
R6	56	176	321	744
P	66	208	376	865
Administrative	92	287	512	1,161

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 101% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund pursues its objective primarily by gaining diversified exposure to core global equity asset classes, including emerging markets equities (the “Equity Component”), and core U.S. fixed income asset classes (the “Fixed Income Component”). The Fund may also gain up to 20% exposure to “opportunistic” asset classes that the portfolio managers believe offer diversification benefits and exhibit risk and return profiles that are different from core Equity and Fixed Income Components (the “Opportunistic Component”). The Manager allocates the Fund’s investments among asset classes in response to changing market, economic, and political factors and events that the Manager believes may affect the value of the Fund’s investments. In making investment decisions for the Fund, the Manager seeks to identify trends and turning points in the global markets. The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in global fixed income securities, including high yield debt (commonly known as “junk bonds”), convertible bonds and emerging market debt. To gain exposure to the various asset classes, the Manager incorporates actively managed strategies and/or passive instruments by investing in certain affiliated mutual funds managed by the Manager and/or its affiliates (the “Underlying Funds”), unaffiliated funds and other pooled vehicles (collectively, “Other Acquired Funds”), exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), and derivative instruments that give synthetic exposure substantially similar to that of a security, basket of securities or other assets that would otherwise be included in such asset classes.

The Fund expects under normal circumstances: (i) that a significant portion of its Equity Component investments will consist of shares of AllianzGI Best Styles Global Equity Fund and AllianzGI Best Styles U.S. Equity Fund, each an Underlying Fund offered through this Prospectus; (ii) that a significant portion of its Fixed Income Component Investments will consist of shares of AllianzGI Advanced Core Bond Portfolio, an Underlying Fund that is a series of AllianzGI Institutional Multi-Series Trust that is not publicly offered, but rather offered through a separate Private Placement Memorandum; and, lastly, (iii) that a significant portion of its Equity Component, Fixed Income Component and Opportunistic Component investments will consist of shares of AllianzGI Global Dynamic Allocation Fund, an Underlying Fund offered through this Prospectus. Short descriptions of these Underlying Funds are set forth below:

AllianzGI Best Styles Global Equity Fund (“Best Styles Global Fund”)

Investment Objective:  Seeks long-term capital appreciation

Fund Focus:  Global Equity Securities

Approximate Primary Capitalization Range:  All capitalizations

The Best Styles Global Fund seeks to achieve its investment objective by creating a diversified portfolio of global equities. The Best Styles Global Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Best Styles Global Fund normally invests at least 40% of its assets in non-U.S. securities, including emerging market securities.

AllianzGI Best Styles U.S. Equity Fund (“Best Styles U.S. Fund”)

Investment Objective:  Seeks long-term capital appreciation

Fund Focus:  U.S. equity securities

Approximate Primary Capitalization Range:  All capitalizations

The Best Styles U.S. Fund seeks to achieve its investment objective by creating a diversified portfolio of U.S. equity securities. The Best Styles U.S. Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies.

AllianzGI Advanced Core Bond Portfolio (“Advanced Core Bond Fund”)

Investment Objective:  Seeks long-term risk adjusted total net return

Portfolio Focus:  Investment Grade Fixed Income Securities

Credit Quality:  Not more than 20% of assets below investment grade

Advanced Core Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities and other instruments that the portfolio managers believe will optimize the risk-return profile of the Advanced Core Bond Fund. Advanced Core Bond Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed income securities, including derivative instruments that provide synthetic exposure to fixed income securities.

AllianzGI Global Dynamic Allocation Fund (“Global Dynamic Fund”)

Investment Objective:  Long-term capital appreciation

The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other “opportunistic” asset classes, together with actively managed strategies within those asset classes. The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure and 40% to fixed income exposure as well as an “Opportunistic Component” of up to 20% of its net assets.

Glide path

The Fund has established strategic Equity Component and strategic Fixed Income Component allocations, which change over time in relation to the Fund’s target retirement date and according to a pre-determined “glide path” as shown in the following table. The target date refers to the approximate year an investor in the Fund would plan to retire (i.e., the Fund’s “target date”). The glide path represents the shifting of strategic Equity Component allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for lower portfolio volatility after retiring. AllianzGI U.S. has determined the glide path based on quantitative and qualitative insights around investor return goals and risk tolerance, investment horizon, capital market assumptions, and behavioral finance aspects. At its target date, each Fund’s strategic Equity Component is anticipated to be approximately 40% of its assets. Before the target date, each Fund’s strategic Equity Component is anticipated to be higher depending on how many years the target date is from the current year. For example, if the target date is 10 years in the future, the table below shows the strategic Equity Component to be 65% and the strategic Fixed Income Component to be 35%.

After the Fund reaches its target date, its Equity Component will continue to fall by approximately two percentage points each subsequent year, until such time as the Fund is merged into the AllianzGI Retirement Income Fund or the Equity Component reaches 30%.

Years to Target Date	Strategic Equity Component (%)	Typical Equity Component (Min/Max %)	Strategic Fixed Income Exposure (%)	Typical Fixed Income Component (Min/Max %)	Typical “Opportunistic” Component (Min/Max %)*
-5**	30	10-40	70	60-90	0-20
0	40	10-55	60	45-90	0-20
+5	53	15-70	47	30-85	0-20
+10	65	30-85	35	15-70	0-20
+15	75	50-90	25	10-50	0-20
+20	85	70-95	15	5-30	0-20
+25	90	80-99	10	1-20	0-20
+30	93	85-99	7	1-15	0-20
+35	93	85-99	7	1-15	0-20
+40	93	85-99	7	1-15	0-20

*

Note Components will always total 100%, including the Opportunistic Component. We note however, that as a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets.

**

After reaching the target date, the Fund’s strategic asset allocation will gradually become more conservative and resemble that of the AllianzGI Retirement Income Fund, into which the Fund is expected to merge within eight years provided that the Fund’s Board of Trustees determines the transaction is in the best interest of shareholders.

The table above demonstrates the allocation between the Fund’s Equity Component and Fixed Income Component, which together will always comprise a minimum of 80% of the Fund’s portfolio. In addition, the exposure ranges in the table above indicate the extent to which the Fund’s Equity Component and Fixed Income Component would typically vary from the applicable strategic exposures at a given point in time on the glide path. In addition to the allocations above, the Fund has the ability to invest up to 20% in its Opportunistic Component. The overall allocation to Equity in Global Dynamic Allocation is variable with a strategic long term allocation of 60%.

The strategic Equity and Fixed Income Component allocation ranges set forth in the table above are shown as of a specific target date and will transition over time. For example, the actual Equity and Fixed Income

Component allocation ranges for the Fund with 7 years to its target date would fall between the ranges shown above for “+5 Years to Target Date” and “+10 Years to Target Date.” The graph below illustrates how the strategic Equity Component allocation ranges in the table above move along the glide path over time.

In addition to the changes in strategic allocation as its target date approaches, the Fund’s actual exposure may vary substantially over time, depending on such factors as market circumstances and AllianzGI U.S.’s active approach to asset allocation. AllianzGI U.S. applies an active approach to asset allocation to seek to enhance returns over a full market cycle and to mitigate risk, including in times of severe extended market downturns.

The Fund may also gain up to 20% exposure to the Opportunistic Component. Opportunistic Component asset classes include, but are not limited to, those related to emerging market debt, intermediate and long-term high yield debt (commonly referred to as “junk bonds”), commodities, non-U.S. bonds and real estate, including U.S. and non-U.S. real estate investment trusts (“REITs”).

Securities, instruments, actively or passively managed strategies whose primary purpose is to gain exposure to one or more of the “opportunistic” asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies is not included in the calculation of the Opportunistic Component of the Fund’s portfolio.

As reflected in the equity allocation graph above, the portfolio managers adjust the Fund’s exposure to equities, fixed income, and other asset classes in an effort to mitigate downside risk, including in times of severe market stress, and to increase the return potential in favorable markets. Although the strategic allocation to the Equity Component at the target date is 40%, the actual allocation can be as low as 10% depending on market conditions. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so.

When deciding how to allocate across equity, fixed income and other asset classes, the portfolio managers analyze momentum and momentum reversion as part of the investment process for the Fund. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction.

In addition to momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return.

In implementing these investment strategies, the Fund will make substantial use of futures and forward contracts, both long and short, for bonds, equities, REITs and currencies. The Fund may also incorporate other over-the-counter (OTC) or exchange-traded derivatives to gain, adjust or hedge exposure to different asset classes or market segments. This may include interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund and structured notes. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivatives transactions.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the holding is otherwise deemed inappropriate.

As a result of its derivatives positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager‘s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of four broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Prior to October 1, 2016, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below for periods prior to October 1, 2016 under its current investment strategy. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	18.93%
Lowest 07/01/2011–09/30/2011	-16.36%

Average Annual Total Returns (for periods ended 12/31/16)
Average Annual Returns - AllianzGI Retirement 2040 Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A		2.13%	5.05%	8.58%	Dec. 29, 2008
C		6.32%	5.46%	8.52%	Dec. 29, 2008
R		7.78%	5.89%	9.01%	Dec. 29, 2008
Class T		5.38%	5.71%	9.00%	Dec. 29, 2008
R6		8.54%	6.66%	9.74%	Dec. 29, 2008
P		8.46%	6.58%	9.65%	Dec. 29, 2008
Administrative		8.17%	6.28%	9.39%	Dec. 29, 2008
After Taxes on Distributions | A		0.67%	3.61%	6.86%
After Taxes on Distributions and Sale of Fund Shares | A		1.31%	3.34%	6.34%
Morningstar Lifetime Moderate 2040 Index* (reflects no deduction for fees, expenses or taxes)	[1]	10.61%	10.06%	12.10%	Dec. 29, 2008
AllianzGI 2040 Strategic Benchmark (reflects no deduction for fees, expenses or taxes)	[1]	8.30%	6.81%	8.85%	Dec. 29, 2008
Morningstar Lifetime Conservative 2040 Index* (reflects no deduction for fees, expenses or taxes)	[1]	9.48%	8.94%	11.14%	Dec. 29, 2008
Lipper Mixed-Asset Target 2040 Funds Average		8.00%	8.94%	10.56%	Dec. 29, 2008
[1]	The Morningstar Lifetime Moderate 2040 Index replaced the Morningstar Lifetime Conservative 2040 Index as the Fund's primary benchmark, and the AllianzGI Strategic Benchmark replaced the Real Return 2040 Index as the Fund's secondary benchmark as of October 1, 2016 in connection with certain changes to the Fund's investment strategies that took effect on October 1, 2016.

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.